Condensed Consolidated and Combined Statements of Equity (USD $) In Millions		Total		Business Unit Equity		Common Stock Class A		Common Stock Class B		Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Equity Attributable to Noncontrolling Interests	Shareholders' Equity
Beginning balance at Dec. 31, 2009		$ 3,574		$ 3,516								$ 55	$ 3	$ 3,571
Comprehensive income/(loss)		(18)	[1]	110								(129)	1	(19)
Share-based compensation expense		16		16										16
Net transfers-Pfizer		(18)		(18)										(18)
Dividends declared		(207)		(206)									(1)	(206)
Net transfers between Pfizer and noncontrolling interests				1									(1)	1
Purchase of subsidiary shares from noncontrolling interests		(3)		(1)									(2)	(1)
Ending balance at Dec. 31, 2010		3,344		3,418								(74)		3,344
Comprehensive income/(loss)		257	[1]	245								9	3	254
Share-based compensation expense		19		19										19
Net transfers-Pfizer	[2]	516		516										516
Investment in Jilin Pfizer Guoyuan Animal Health Co., Ltd.		16											16
Dividends declared		(416)		(416)										(416)
Net transfers between Pfizer and noncontrolling interests				3									(3)	3
Ending balance at Dec. 31, 2011		3,736		3,785	[3]							(65)	16	3,720
Comprehensive income/(loss)		146		111	[3]							34	1
Share-based compensation expense		6		6	[3]
Net transfers-Pfizer		114		114	[3]
Dividends declared		(52)		(52)	[3]
Net transfers between Pfizer and noncontrolling interests				1	[3]								(1)
Ending balance at Apr. 01, 2012		3,950		3,965	[3]							(31)	16
Beginning balance at Dec. 31, 2011		3,736		3,785	[3]							(65)	16	3,720
Comprehensive income/(loss)		344		436								(92)		344
Share-based compensation expense		28		28										28
Net transfers-Pfizer		(4)		(4)										(4)
Dividends declared		(63)		(63)										(63)
Net transfers between Pfizer and noncontrolling interests				1									(1)	1
Ending balance at Dec. 31, 2012		4,041	[4]	4,183	[3]							(157)	15	4,026
Comprehensive income/(loss)		154		94	[3]						46	14
Share-based compensation expense		11		3	[3]					8
Net transfers-Pfizer		(376)		(376)	[3]
Separation adjustments	[5]	436		414	[3]							22
Reclassification of net liability due to Pfizer Inc.	[6]	(60)		(60)	[3]
Consideration paid to Pfizer Inc. in connection with the Separation	[7]	(3,449)								(3,449)
Issuance of common stock to Pfizer Inc. in connection with the Separation and reclassification of Business Unit Equity	[7]			(4,258)	[3]	1	[8]	4	[8]	4,253
Dividends declared		(33)									(33)
Ending balance at Mar. 31, 2013		$ 724	[4]			$ 1	[8]	$ 4	[8]	$ 812	$ 13	$ (121)	$ 15

[1]	Includes impacts from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[2]	See Note 4A. Acquisitions, Divestitures and Certain Investments-Acquisition of King Animal Health.
[3]	All amounts associated with Business Unit Equity relate to periods prior to the Separation. See Note 2A. The Separation, Adjustments Associated with the Separation, Senior Notes Offering and Initial Public Offering: The Separation.
[4]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.
[5]	For additional information, see Note 2B. The Separation, Adjustments Associated with the Separation, Senior Notes Offering and Initial Public Offering: Adjustments Associated with the Separation.
[6]	Represents the reclassification of the Receivable from Pfizer Inc. and the Payable to Pfizer Inc. from Business Unit Equity as of the Separation date. See Note 2A. The Separation, Adjustments Associated with the Separation, Senior Notes Offering and Initial Public Offering: The Separation.
[7]	Reflects the Separation transaction. See Note 2A. The Separation, Adjustments Associated with the Separation, Senior Notes Offering and Initial Public Offering: The Separation.
[8]	As of March 31, 2013, there were 99,015,000 outstanding shares of Class A common stock and 400,985,000 outstanding shares of Class B common stock.